RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of detailed information about transactions between related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Abstract]
Salaries and fees	$ 1,718	$ 1,304
Share-based payments	1,560	2,096
Total	$ 3,278	$ 3,400